Financial Risk Management and Fair Values of Financial Instruments - Summary of Debt-to-Capitalization Ratios (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term bank loans	¥ 5,564	$ 799	¥ 15,085	¥ 15,085
Long-term bank loans	2,869	412	3,173	3,173
Promissory notes	998	143
Corporate bonds	2,998	431	999	999
Commercial papers	8,995	1,292
Lease liabilities (non-current portion)	21,535	3,093	27,576
Obligations under finance lease included in other obligations				6
Amounts due to related parties	3,092		3,090	3,090
Current portion of long-term bank loans	437	63	441	441
Current portion of corporate bonds			16,994	16,994
Lease liabilities (current portion)	10,790	1,550	9,144
Current portion of obligations under finance lease	0			234
Interest-bearing debts	57,278		76,502	40,022
Total equity	320,755	$ 46,074	313,212	314,286	¥ 304,347	¥ 227,682
Interest-bearing debts plus total equity	¥ 378,033		¥ 389,714	¥ 354,308
Debt-to-capitalization ratio	15.20%	15.20%	19.60%	11.30%